Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 735	$ 482	$ 424
Increase related to current year tax positions	150	253	58
Balance at end of the year	$ 886	$ 735	$ 482